Summary of Significant Accounting Policies - Schedule of Year-End and Year-Average Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
$: HK$ [Member] | Year-end [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8	7.8	7.8
$: HK$ [Member] | Year-average [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8	7.8	7.8
$: RMB [Member] | Year-end [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.1
$: RMB [Member] | Year-average [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.1